S I M P S O N  T H A C H E R  &  B A R T L E T T  LLP

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NEW YORK, N.Y. 10017-3954

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DIRECT DIAL NUMBER	E-MAIL ADDRESS
(212) 455-2812	rfenyes@stblaw.com

VIA EDGAR TRANSMISSION                    October 15, 2009

Re:	SunGard Data Systems Inc.
Amendment No. 1 to Registration Statement on
Form S-1; File No. 333-158657

Ms. Barbara C. Jacobs

Mr. Matthew Crispino

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Ms. Jacobs and Mr. Crispino:

On behalf of SunGard Data Systems Inc. (the “Company”), we are responding to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”), dated October 2, 2009 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-1 filed on September 15, 2009 (the “Registration Statement”). We previously responded to the Staff’s comment relating to the Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-160514) under separate cover simultaneously with the filing of Amendment No. 2 to that Registration Statement. The Company is filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”) concurrently with this letter.

Form S-1/A

Exhibit 5.1

1.	We note that the legality opinion assumes that the Schedule II Guarantors have executed and delivered the Indentures in accordance with the laws of their respective jurisdictions and that execution, delivery and performance of the Indentures and Guarantees by these Guarantors does not and will not violate the laws of their jurisdictions. These assumptions are not appropriate. Please revise or advise.

In response to the Staff’s comment, the legality opinion has been revised to remove the assumptions relating to the Schedule II Guarantors. The Company has also

Securities and Exchange Commission	-2-	October 15, 2009

included as Exhibits 5.2, 5.3 and 5.4 to Amendment No. 2, legality opinions from local counsel to each of the Schedule II Guarantors.

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Please call me at (212-455-2812) or Ryan Bekkerus (212-455-2293) of my firm if you wish to discuss our responses to the Comment Letter.

Very truly yours,

/s/ Richard A. Fenyes

Richard A. Fenyes